Major Customers and Vendors	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Concentration Risk Disclosure [Text Block]
Note 10 - Major Customers and Vendors

One and two major customers accounted for 34% and 64% (48% and 16% for each) of the Company’s sales for the three months ended June 30, 2011 and 2010, respectively. Two major customers accounted for 43% (32% and 11% for each) and 68% (47% and 21% for each) of the Company’s sales for the six months ended June 30, 2011 and 2010, respectively. Accounts receivable from these customers amounted to $1,488,419 and $1,279,359 as of June 30, 2011, and December 31, 2010, respectively.

The Company purchased its products from one major vendor during the six months ended June 30, 2011 and 2010, accounting for 15% and 36% of the purchases, respectively. One major vendor accounted for 15% and 33% of the purchase during the three months ended June 30, 2011 and 2010, respectively. There were no accounts payable to this vendor as of June 30, 2011, and December 31, 2010, respectively.

Note 8 - Major Customers and Vendors

Two major customers accounted for 64% (43% and 21% for each) and 65% (48% and 17% for each) of the Company’s sales for 2010 and 2009, respectively. Accounts receivable from these customers amounted to $1,279,359 and $1,035,790 as of December 31, 2010 and 2009, respectively.

The Company purchased its products from one major vendor during 2010 and 2009 with accounting for 29% and 27% of the purchases, respectively. Accounts payable to this vendor was $-- and $848,875 as of December 31, 2010 and 2009, respectively.